Advances from customers	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Revenue from Contract with Customer [Abstract]
Advances from customers

7. Advances from customers

	As of
	March 31,	September 30,
	2025	2025
	RMB	RMB	US$
	(Audited)	(Unaudited)
Advances from customers related to DAKA regional agent fee(a)	10,502,722	8,651,000	1,215,199
Total	10,502,722	8,651,000	1,215,199

(a)	Advances from customers presents the cash received from DAKA regional agency customers for DAKA merchant membership business. Typically, with regional agency contracts spanning three-years which is terminable at will, these advances from DAKA regional agency customers are recognized as revenue over the contract period on a deferred basis.

The following table sets forth the movement of advances from customers for the periods presented:

	As of March 31, 2025	Cash collection	Revenue recognized	As of September 30, 2025
	RMB	RMB	RMB	RMB	US$
	(Audited)			(Unaudited)
Advances from customers related to DAKA regional agent fee	10,502,722	–	(1,851,722)	8,651,000	1,215,199
Total	10,502,722	–	(1,851,722)	8,651,000	1,215,199

8. Advances from customers

	As of March 31,
	2024	2025
	RMB	RMB	US$
Advances from customers related to POS devices pre-sale (a)	27,893,632	–	–
Advances from customers related to DAKA regional agent fee(b)	–	10,502,722	1,475,309
Total	27,893,632	10,502,722	1,475,309

(a)	Advances from customers presents the cash received from customers related to POS devices pre-sale and will be recognized as revenues when the POS devices products are delivered to the customers. The advance is fully refundable without interest if customer cancels the sales order before the delivery.
(b)	Advances from customers presents the cash received from DAKA regional agency customers for DAKA merchant membership business. Typically, with regional agency contracts spanning three-years which is terminable at will, these advances from DAKA regional agency customers are recognized as revenue over the contract period on a deferred basis.

The following table sets forth the movement of advances from customers for the periods presented:

	As of March 31, 2024	Cash collection	Revenue recognized	As of March 31, 2025
	RMB	RMB	RMB	RMB	US$
Advances from customers related to POS devices pre-sale	27,893,632	26,088,548	(53,982,180)	–	–
Advances from customers related to DAKA regional agent fee	–	11,122,000	(619,278)	10,502,722	1,475,309
Total	27,893,632	37,210,548	(54,601,458)	10,502,722	1,475,309